Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Equity Abstract
Nominal par shares	$ 0.0000067	$ 0.0000067
Total amount share capital	$ 84	$ 84
Total exercised stock options	$ 6,221	$ 5,546